Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (15.3%)
U.S. Government Securities (10.1%)
	United States Treasury Note/Bond	2.250%	2/29/20	1,000	1,001
	United States Treasury Note/Bond	2.500%	5/31/20	15,000	15,066
	United States Treasury Note/Bond	1.625%	7/31/20	5,000	4,983
1	United States Treasury Note/Bond	2.625%	7/31/20	126,661	127,572
	United States Treasury Note/Bond	1.375%	9/15/20	101,000	100,385
	United States Treasury Note/Bond	2.750%	9/30/20	111,000	112,162
	United States Treasury Note/Bond	1.875%	12/15/20	38,000	38,012
	United States Treasury Note/Bond	2.500%	12/31/20	150,000	151,429
	United States Treasury Note/Bond	2.500%	1/31/21	73,400	74,157
	United States Treasury Note/Bond	1.250%	10/31/21	85,000	84,017
	United States Treasury Note/Bond	2.500%	1/15/22	65,200	66,412
	United States Treasury Note/Bond	1.750%	6/15/22	15,400	15,417
2	United States Treasury Note/Bond	2.875%	7/31/25	17,000	18,009
					808,622
Agency Bonds and Notes (5.2%)
	Federal Home Loan Banks	3.250%	11/16/28	9,900	10,762
3	Federal National Mortgage Assn.	2.250%	4/12/22	182,000	184,200
3	Federal National Mortgage Assn.	2.875%	9/12/23	98,700	102,821
3	Federal National Mortgage Assn.	2.500%	2/5/24	81,000	83,357
	Tennessee Valley Authority	2.250%	3/15/20	30,100	30,125
					411,265
Conventional Mortgage-Backed Securities (0.0%)
3,4	Freddie Mac Gold Pool	6.000%	4/1/28	6	7
Total U.S. Government and Agency Obligations (Cost $1,198,805)					1,219,894
Asset-Backed/Commercial Mortgage-Backed Securities (48.4%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	3,780	3,780
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	5,600	5,609
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,501
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,668
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	18,110	18,052
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,540	30,197
4	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	33,960	34,586
4	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	11,940	12,189
4,5	American Tower Trust #1	3.652%	3/23/28	430	450
4,5	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	3,145	3,278
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	9,910	9,920
4,5	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	708	723
4,5	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	740	818
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	5,215	5,305
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	6,090	6,177
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	4,020	4,196

4,5	Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	14,330	15,075
4,5	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	5,590	5,723
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	290	302
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	749	798
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	160	170
4	BANK 2017 - BNK4	3.625%	5/15/50	255	272
4	BANK 2017 - BNK5	3.390%	6/15/60	270	284
4	BANK 2017 - BNK6	3.254%	7/15/60	440	455
4	BANK 2017 - BNK6	3.518%	7/15/60	420	445
4	BANK 2017 - BNK6	3.741%	7/15/60	30	31
4	BANK 2017 - BNK7	3.435%	9/15/60	380	400
4	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,185
4	BANK 2017 - BNK9	3.538%	11/15/54	505	536
4	BANK 2018 - BN10	3.641%	2/15/61	380	404
4	BANK 2018 - BN10	3.688%	2/15/61	1,000	1,074
4	BANK 2018 - BN12	4.255%	5/15/61	500	559
4	BANK 2018 - BN13	4.217%	8/15/61	210	234
4	BANK 2018 - BN14	4.185%	9/15/60	445	488
4	BANK 2018 - BN14	4.231%	9/15/60	890	995
4	BANK 2018 - BN15	4.407%	11/15/61	818	927
4	BANK 2019 - BN17	3.623%	4/15/52	181	193
4	BANK 2019 - BN17	3.714%	4/15/52	576	621
4	BANK 2019 - BN18	3.584%	5/15/62	950	1,013
4,5,6	Bank of America Student Loan Trust 2010-
	1A, 3M USD LIBOR + 0.800%	3.380%	2/25/43	2,202	2,212
4	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	110	117
4	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	590	631
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	64
4	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	830	902
4	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	580	637
4	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	590	658
4	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,228
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	1,110	1,244
4	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	976	1,093
4	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	194	207
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	12,475	12,461
4	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	16,420	16,642
4	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	7,290	7,426
4	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	7,160	7,256
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,220	2,237
4,6	Brazos Higher Education Authority Inc.
	Series 2005, 3M USD LIBOR + 0.200%	2.549%	6/25/26	1,387	1,381
4,6	Brazos Higher Education Authority Inc.
	Series 2011, 3M USD LIBOR + 0.800%	3.321%	2/25/30	2,453	2,456
4	Cabela's Credit Card Master Note Trust
	2015-1A	2.260%	3/15/23	5,850	5,848
4,5	Canadian Pacer Auto Receivables Trust
	2019-1A	2.960%	6/19/24	1,900	1,942
4,5	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	985	983
4,5	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	990	987

4,5	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,920	4,981
4,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	14,350	14,522
4,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	6,380	6,557
4	Capital Auto Receivables Asset Trust
	2016-2	1.630%	1/20/21	266	266
4	Capital Auto Receivables Asset Trust
	2016-3	1.690%	3/20/21	84	84
4,5	Capital Auto Receivables Asset Trust
	2017-1	2.020%	8/20/21	179	178
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	15,950	16,133
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,380	5,469
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	8,135	8,119
4	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	37,760	38,452
4,5	CARDS II Trust 2018-2A	3.047%	4/17/23	11,970	12,021
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	2,166	2,166
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	3,456	3,451
4	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	12,720	12,687
4	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,690	11,603
4	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,536
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	7,130	7,133
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,064
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	10,620	10,678
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,680	1,704
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	29,670	30,217
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,367
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,487
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,210	5,438
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	544
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	815	869
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	402
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	555	584
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,191
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	3,958	3,957
4,5	CFCRE Commercial Mortgage Trust 2011-
	C2	5.939%	12/15/47	2,072	2,208
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	472	488
4,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	19,708	19,897
4,5	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	9,380	9,499
4,5	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	910	910
4,5	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	2,134	2,131
4,5	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	6,210	6,189
4	Citibank Credit Card Issuance Trust
	2018-A1	2.490%	1/20/23	1,950	1,959
4,5	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	450	463
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	952	976

4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	239	247
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	3,415	3,650
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	687	722
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	2,026	2,151
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	756	797
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	255	268
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	591	616
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	3,132	3,305
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	50	52
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	950	1,013
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	4,095	4,372
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	1,456	1,511
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	280	285
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	520	549
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	1,085	1,144
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	230	257
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	1,040	1,154
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	800	906
4	CNH Equipment Trust 2016-B	1.970%	11/15/21	9,000	8,972
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	370
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	931
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	572	579
4,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	348
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	550	559
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	296
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	985
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	874
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	470	485
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,152	1,225
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	898
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
4	COMM 2013-CCRE9 Mortgage Trust	4.374%	7/10/45	1,194	1,280
4,5	COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	3,169	3,359
4,5	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	351	362
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	161
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	984	1,005
4,5	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	1,098	1,125
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	21
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	505	544

4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	32
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,060	1,134
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	374
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	350	366
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,106	3,304
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	83
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,492	2,626
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,322	1,384
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,987	2,127
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	892
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	855	911
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	976	1,043
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	516
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	46
4,5	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	496	511
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	2,004	2,137
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,580	1,652
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	520	541
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	1,010	1,116
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	1,050	1,152
4,5	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	34,900	34,978
4,5	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,840	11,949
4,5	Daimler Trucks Retail Trust 2019-1	2.770%	8/15/22	29,690	29,958
4,5	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	3,980	4,024
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,210	1,374
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	774
4,5,6	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.090%	11/19/25	16,440	16,458
4,5	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	241	241
4,5	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,940	5,934
4,5	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	8,331	8,352
4,5	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	21,446	21,562
4,5	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	10,610	10,724
4	Discover Card Execution Note Trust
	2018-A5	3.320%	3/15/24	22,440	23,056
4	Discover Card Execution Note Trust
	2019-A1	3.040%	7/15/24	14,110	14,456
4,5	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	13,535	13,671
4,5	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	27,790	28,194
4,5	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,700	6,893
4,5	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	13,970	14,139
4,5	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,190	10,388
5	DNB Boligkreditt AS	2.500%	3/28/22	6,160	6,243
4	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	7,110	7,177
4,5,6	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	3.204%	10/25/56	577	572
4,5	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	720	718
4,5	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	10,460	10,593
4,5	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	4,260	4,308

4,5	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	6,160	6,303
3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	13,002	13,263
4	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,393
4,6	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.834%	10/16/23	6,030	6,037
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	6,405	6,399
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	3,300	3,296
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	58,340	58,677
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	5,350	5,404
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	15,260	15,418
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	5,390	5,487
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	29,360	29,758
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	6,480	6,601
4,5	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	2,930	2,928
4,5	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	39,000	39,050
4,5	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	36,545	36,578
4,5	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	21,710	21,633
4,5	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	61,220	61,844
4,5	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	30,610	30,615
4	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,200	26,455
4	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	40,870	41,712
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,473
4,5	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	6,560	6,751
4,5	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	31,840	33,344
4,5	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	33,950	35,414
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	34,991
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	18,547
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	2,115	2,120
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	66,150	65,935
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	30,110	30,071
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	40,300	40,890
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	40,960	42,074
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	18,220	18,543
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.060%	4/15/26	4,140	4,254
4	GM Financial Automobile Leasing Trust
	2017-1	2.260%	8/20/20	9,200	9,195
4	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	6,180	6,175
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	9,436	9,425
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,710	3,705
4	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	24,920	24,954
4	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	29,110	29,273
4	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	10,950	11,036

4	GM Financial Automobile Leasing Trust
	2018-3	3.300%	7/20/22	2,150	2,184
4,5	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	4,260	4,259
4	GM Financial Consumer Automobile
	2018-2	3.020%	12/18/23	5,945	6,090
4	GM Financial Consumer Automobile
	2018-3	3.020%	5/16/23	31,600	32,098
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	9,990	10,335
4	GM Financial Consumer Automobile
	2018-4	3.210%	10/16/23	35,400	36,051
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	20,490	21,301
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	14,060	14,492
4	GM Financial Consumer Automobile
	2019-2	2.650%	2/16/24	22,660	22,965
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	6,850	6,990
4,5	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	29,660	29,565
4,5	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	27,050	27,440
4,5	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	5,600	5,664
4,5	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	940	939
4,5	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	48,850	48,755
4,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	22,260	22,421
4,5	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	31,290	32,599
4,5,6	Gosforth Funding 2016-1A plc, 3M USD
	LIBOR + 0.700%	3.218%	2/15/58	3,642	3,644
4,5,6	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.971%	8/25/60	16,076	16,053
4,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	560	559
4,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	2,580	2,606
4,5	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,752
4,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	229
4	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	1,338	1,432
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,208
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	63
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,596	3,835
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	118
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	64
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	645
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,456
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	460	474
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	80	84
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,232
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	580	590
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	555	615
§,4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	140	144
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	16,180	16,179

4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	3,600	3,599
4,5	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,542
4,5	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	8,760	8,820
4,5	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	2,865	2,864
4,5,6	Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.957%	10/15/54	13,002	12,990
4,5,6	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	3.017%	10/15/54	27,420	27,389
4	Honda Auto Receivables 2017-3 Owner
	Trust	1.980%	11/20/23	8,510	8,500
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	2,900	2,906
4	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	13,990	14,171
4	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	22,120	22,391
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	8,110	8,291
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	6,240	6,303
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	1,270	1,288
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	6,680	6,910
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,320	5,441
4,5	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,165
§,4,5	Hudson Yards 2019-30HY	3.228%	7/10/39	420	433
4,5	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	15,120	15,104
4,5	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	11,080	11,067
4,5	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	2,180	2,178
4,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	26,050	26,146
4,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	8,250	8,302
4,5	Hyundai Auto Lease Securitization Trust
	2018-B	3.040%	10/15/21	25,740	26,000
4,5	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	3,290	3,328
4,5	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	12,240	12,358
4,5	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	2,010	2,047
4	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	6,960	6,931
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	3,260	3,322
4,5	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	7,000	7,076
4,5	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	2,036	2,105
4	John Deere Owner Trust 2016-B	1.490%	5/15/23	2,135	2,128
4	John Deere Owner Trust 2017-A	2.110%	12/15/23	11,350	11,332
4	John Deere Owner Trust 2017-B	2.110%	7/15/24	6,770	6,757
4	John Deere Owner Trust 2018-B	3.080%	11/15/22	36,300	36,752
4	John Deere Owner Trust 2018-B	2.910%	7/17/23	25,490	25,920
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	11,550	11,870

4	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,120
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	25	25
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	323	327
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,382	1,426
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.554%	8/15/46	867	915
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	4,957	5,103
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	333	338
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,667
4,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,103	1,129
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,026	2,141
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	311	320
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	264	280
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,339
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,315	1,344
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	345	355
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	1,650	1,676
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	110	117
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	310	328
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,043	2,143
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.176%	7/15/45	1,835	1,929
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	218	224
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	277	296
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	211	217
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	2,947	3,166
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,460	1,562
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	700	751
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	120	128
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	237	249
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	1,183	1,249

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	390	403
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	10	10
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	330	341
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	40	43
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	220	235
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	490	519
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	860	920
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	340	358
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	80	83
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	240	252
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	230	256
4,5,6	Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.943%	12/22/69	3,507	3,491
4,5,6	Lanark Master Issuer plc 2018-2A, 1M USD
	LIBOR + 0.420%	3.083%	12/22/69	13,194	13,197
4	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	2,707	2,712
4	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	729	729
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	10,630	10,637
4	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	3,370	3,420
4	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	12,310	12,705
4,5	Mercedes-Benz Master Owner Trust
	2019-B	2.610%	5/15/24	23,330	23,637
4,5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	3,968	3,969
4,5	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	1,170	1,174
4,5	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,381
4,5	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,321
4,5	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,234
4,5	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,490	6,675
4,5	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,693
4,5	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,442
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	879	900
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	694	717
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	391	397
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	3,023	3,219
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,026	1,080
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.299%	8/15/46	70	75

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	249	256
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	70	75
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	150	160
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	250	267
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	250	269
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,489	1,569
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	2,065	2,208
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	2,008	2,137
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	465	491
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	70	74
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	20	21
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	200	206
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	20	21
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	250	256
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	90	93
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	230	241
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	1,190	1,269
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	2,372	2,519
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	1,800	1,877
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	3,050	3,260
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	460	487
4,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,379
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	6,630	7,099
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	154
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	1,580	1,590
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,760	1,860
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	189
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	236
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	187
4,5,6	Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.934%	9/25/24	8,385	8,384
4,6	Navient Student Loan Trust 2014-8, 1M
	USD LIBOR + 0.600%	2.844%	4/25/23	2,240	2,241
4,5,6	Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	3.454%	6/25/65	4,531	4,560

4,5,6	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	3.254%	6/25/65	3,216	3,227
4,5,6	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.154%	3/25/66	31,999	32,169
4,5,6	Navient Student Loan Trust 2017-1, 1M
	USD LIBOR + 0.750%	3.154%	7/26/66	11,237	11,267
4,5,6	Navient Student Loan Trust 2018-1, 1M
	USD LIBOR + 0.190%	2.594%	3/25/67	129	129
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	6,301	6,298
4	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,610	5,603
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	15,110	15,097
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	4,210	4,207
4	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	31,440	31,846
4	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	12,040	12,252
4	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	24,990	25,191
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	5,000	5,084
4	Nissan Auto Receivables 2016-A Owner
	Trust	1.590%	7/15/22	2,250	2,240
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	15,700	15,699
4	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	8,850	8,884
4	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	12,310	12,673
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	6,410	6,609
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	6,420	6,493
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	1,250	1,272
4,5	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	654	666
4,5	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	511
4,5,6	Pepper Residential Securities Trust 2017A-
	A1UA, 1M USD LIBOR + 1.100%	3.512%	3/10/58	119	119
4,5,6	Pepper Residential Securities Trust 2018A-
	A1UA, 1M USD LIBOR + 0.950%	3.363%	3/12/47	52	52
4,5,6	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	3.274%	1/16/60	2,450	2,446
4,5,6	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.383%	6/20/60	13,728	13,696
4,5,6	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.332%	8/18/60	5,884	5,885
4,5,6	Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.977%	7/15/58	13,840	13,830
4,5	PFS Financing Corp 2017-B	2.220%	7/15/22	1,020	1,018
4,5,6	PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.864%	10/15/21	1,440	1,440
4,5	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,501
4,5	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	648
4,5,6	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.354%	11/25/65	11,311	11,308
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	5,697	5,795
4,5,6	Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	3.362%	9/11/48	3,276	3,278
4,5,6	Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	3.212%	11/10/49	1,852	1,850

4,5,6	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.280%	12/16/59	3,022	3,019
4,5,6	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.262%	4/10/50	4,617	4,609
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	115	115
4,5	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,130	2,131
4,5	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	16,210	16,311
4,5	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	5,680	5,733
4,5	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	20,730	21,017
4,5	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	11,906	11,874
4,5	Securitized Term Auto Receivables Trust
	2017-1A	1.890%	8/25/20	8,680	8,669
4,5	Securitized Term Auto Receivables Trust
	2017-1A	2.209%	6/25/21	12,900	12,903
4,5	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	9,963	9,935
4,5	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	4,160	4,153
4,5	Securitized Term Auto Receivables Trust
	2018-1A	3.068%	1/25/22	11,310	11,423
4,5	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	4,030	4,125
4,5	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,820	3,935
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,330	2,307
4,5	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	397	400
4,5,6	SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.844%	2/17/32	323	330
4,5,6	SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.494%	9/15/34	541	544
4,5,6	SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	3.294%	9/15/34	2,743	2,749
4,5	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	790	798
4,5	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,320	2,401
4,5	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,370	1,432
4,5	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,530	2,634
4,5	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	3,500	3,496
4,5,6	SoFi Professional Loan Program 2017-A
	LLC, 1M USD LIBOR + 0.700%	3.104%	3/26/40	1,469	1,474
4,5	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	890	893
4,5	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	600	605
4,5	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	582	581
4,5	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	350	350
4,5	SoFi Professional Loan Program 2017-F
	LLC	2.050%	1/25/41	636	634
4,5	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	580	590
4,5	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	291	291

4,5	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	230	233
4,5	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	1,600	1,655
4,5	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	3,590	3,757
4,5	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	2,000	2,099
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	13,520	13,853
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/16/25	20,100	20,158
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	14,730	14,731
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	24,190	24,247
4	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	210	211
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	20,540	20,499
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	5,240	5,324
4,5	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	106
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	840	841
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	480	485
4	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	5,060	5,211
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	30,750	31,254
4	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	14,270	14,615
4	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	50,390	51,305
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	4,280	4,386
4,5	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	2,350	2,329
4,5	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	4,940	4,960
4,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	40,460	41,016
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	256
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	528
4	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	225
4,5	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,431
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	521	530
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	100	103
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	60	62
4	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	7,560	7,524
4,5	Verizon Owner Trust 2016-2A	1.680%	5/20/21	2,473	2,469
4,5	Verizon Owner Trust 2017-1A	2.060%	9/20/21	14,495	14,477
4,5	Verizon Owner Trust 2017-2A	1.920%	12/20/21	27,610	27,546
4,5	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,800	10,785
4,5	Verizon Owner Trust 2018-1	2.820%	9/20/22	35,740	35,997
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	40,810	41,613

4	Verizon Owner Trust 2019-A	2.930%	9/20/23	13,810	14,070
4,5	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,284
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	18,810	19,086
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	8,520	8,728
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.250%	4/20/23	39,670	40,398
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	11,540	11,937
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	529	540
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	434	447
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	273	283
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	1,306	1,396
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.421%	7/15/46	350	372
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	90	94
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	20	21
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	10	10
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	1,010	1,044
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	73	76
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	460	483
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	2,674	2,835
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	700	744
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	1,771	1,900
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	2,594	2,766
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	880	881
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	2,460	2,598
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	360	379
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	90	97
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	520	547
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	190	196
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	2,135	2,239
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	1,160	1,232

4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,430	1,507
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	580	616
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	246	262
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	700	767
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	470	520
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	3,410	3,773
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	450	509
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	280	308
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	230	249
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	1,310	1,439
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	250	266
4,5	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	614	633
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	597	615
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	752	778
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	385	393
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	1,152	1,172
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	567	579
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	314	323
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	526	561
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	191	196
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	316	325
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,042	1,119
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	960	1,014
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	110	118
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	30	32
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	80	83
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	230	243
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	800	843

4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	1,038	1,110
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,251	2,374
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	63
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	1,179	1,261
4,5	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,401	1,397
4	World Financial Network Credit Card
	Master Note Trust Series 2015-B	2.550%	6/17/24	3,270	3,280
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	4,716	4,706
4	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	12,715	12,650
4	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	5,280	5,342
4	World Omni Auto Receivables Trust
	2018-D	3.330%	4/15/24	47,300	48,335
4	World Omni Auto Receivables Trust
	2018-D	3.440%	12/16/24	5,870	6,121
4	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,639
4	World Omni Automobile Lease
	Securitization Trust 2017-A	2.320%	8/15/22	8,800	8,804
4	World Omni Automobile Lease
	Securitization Trust 2018-A	2.830%	7/15/21	11,810	11,864
4	World Omni Automobile Lease
	Securitization Trust 2018-B	3.190%	12/15/21	23,160	23,549
4,5	World Omni Select Auto Trust A Series
	2018-1 A2	3.240%	4/15/22	30,086	30,210
4,5	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	9,120	9,260
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,796,037)					3,848,969
Corporate Bonds (22.0%)
Finance (17.7%)
	Banking (17.2%)
5	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,648
	American Express Co.	2.200%	10/30/20	2,605	2,601
	American Express Co.	3.700%	11/5/21	10,550	10,868
5	Australia & New Zealand Banking Group
	Ltd.	2.250%	12/19/19	15,855	15,848
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	4,215	4,234
	Banco Santander SA	2.706%	6/27/24	5,000	5,007
4	Bank of America Corp.	2.369%	7/21/21	1,515	1,513
4	Bank of America Corp.	2.328%	10/1/21	4,660	4,651
4	Bank of America Corp.	2.738%	1/23/22	33,000	33,145
	Bank of Montreal	3.300%	2/5/24	4,000	4,147
	Bank of Nova Scotia	2.228%	12/11/19	31,695	31,683
	Bank of Nova Scotia	2.350%	10/21/20	4,245	4,250
	Bank of Nova Scotia	3.400%	2/11/24	6,530	6,791
5	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	26,854	26,835
5	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	4,375	4,363
5	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	22,303	22,380
	BB&T Corp.	3.050%	6/20/22	10,000	10,210
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	20,360	21,253
	Citibank NA	2.100%	6/12/20	9,225	9,213
	Citibank NA	2.125%	10/20/20	28,095	28,037
	Citibank NA	2.850%	2/12/21	31,060	31,282
5	Commonwealth Bank of Australia	5.000%	10/15/19	12,667	12,763

Commonwealth Bank of Australia	2.300%	3/12/20	1,100	1,100
Commonwealth Bank of Australia	2.400%	11/2/20	2,045	2,047
5 Commonwealth Bank of Australia	2.000%	9/6/21	25,776	25,540
5 Commonwealth Bank of Australia	2.750%	3/10/22	4,760	4,807
5 Commonwealth Bank of Australia	3.450%	3/16/23	2,457	2,542
5 Commonwealth Bank of Australia	3.350%	6/4/24	7,650	7,951
Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	14,291
5 Danske Bank A/S	1.650%	9/6/19	9,062	9,047
5 Danske Bank A/S	2.750%	9/17/20	8,000	7,979
5 Federation des Caisses Desjardins du
Quebec	2.250%	10/30/20	11,220	11,205
Fifth Third Bank	2.200%	10/30/20	825	824
Goldman Sachs Group Inc.	2.550%	10/23/19	12,800	12,805
Goldman Sachs Group Inc.	2.600%	12/27/20	6,415	6,417
Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,913
Goldman Sachs Group Inc.	2.625%	4/25/21	2,250	2,258
Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,026
Goldman Sachs Group Inc.	3.625%	2/20/24	10,000	10,418
HSBC Holdings plc	2.950%	5/25/21	8,605	8,680
HSBC Holdings plc	2.650%	1/5/22	36,300	36,430
4 HSBC Holdings plc	3.033%	11/22/23	7,020	7,071
4 HSBC Holdings plc	3.950%	5/18/24	19,410	20,211
4 HSBC Holdings plc	3.803%	3/11/25	1,900	1,971
HSBC USA Inc.	2.750%	8/7/20	3,125	3,140
Huntington National Bank	2.375%	3/10/20	5,300	5,298
JPMorgan Chase & Co.	2.250%	1/23/20	13,950	13,946
JPMorgan Chase & Co.	2.750%	6/23/20	5,500	5,522
JPMorgan Chase & Co.	2.550%	10/29/20	28,960	29,028
JPMorgan Chase & Co.	2.550%	3/1/21	19,218	19,253
4 JPMorgan Chase & Co.	3.514%	6/18/22	16,310	16,656
JPMorgan Chase & Co.	3.250%	9/23/22	7,585	7,785
4 JPMorgan Chase & Co.	2.776%	4/25/23	9,070	9,155
4 JPMorgan Chase & Co.	4.023%	12/5/24	10,055	10,661
4 JPMorgan Chase Bank NA	3.086%	4/26/21	93,000	93,458
Lloyds Bank plc	3.300%	5/7/21	25,000	25,361
4 Lloyds Banking Group plc	2.907%	11/7/23	10,010	9,981
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,815	4,805
Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,453
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	5,278	5,320
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,553
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,930	1,918
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	2,400	2,447
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,390	11,441
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	24,765	25,920
5 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,710	2,710
5 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	18,515	18,579
Mizuho Financial Group Inc.	2.953%	2/28/22	2,680	2,709
Morgan Stanley	2.800%	6/16/20	808	812
Morgan Stanley	2.500%	4/21/21	14,738	14,761
Morgan Stanley	2.625%	11/17/21	14,452	14,541
Morgan Stanley	2.750%	5/19/22	32,935	33,249
5 MUFG Bank Ltd.	2.300%	3/5/20	1,830	1,828
5 MUFG Bank Ltd.	2.750%	9/14/20	8,725	8,762
5 MUFG Bank Ltd.	2.850%	9/8/21	3,990	4,023
MUFG Union Bank NA	3.150%	4/1/22	15,875	16,218
National Australia Bank Ltd.	1.875%	7/12/21	15,000	14,847
National Bank of Canada	2.150%	6/12/20	7,000	6,992

	National Bank of Canada	2.200%	11/2/20	2,485	2,482
	PNC Bank NA	2.550%	12/9/21	1,120	1,127
	PNC Bank NA	2.625%	2/17/22	850	857
	PNC Bank NA	2.700%	11/1/22	4,000	4,024
	Royal Bank of Canada	2.150%	10/26/20	16,860	16,848
	Royal Bank of Canada	3.700%	10/5/23	4,670	4,915
	Santander UK plc	3.400%	6/1/21	24,000	24,372
	State Street Corp.	4.375%	3/7/21	3,200	3,318
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,500	1,500
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	14,190	14,196
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,950	1,952
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	4,695	4,906
	SunTrust Bank	2.800%	5/17/22	21,000	21,260
	Svenska Handelsbanken AB	2.450%	3/30/21	800	802
	Svenska Handelsbanken AB	1.875%	9/7/21	3,320	3,286
	Toronto-Dominion Bank	1.900%	10/24/19	28,630	28,591
	Toronto-Dominion Bank	3.150%	9/17/20	17,185	17,370
	Toronto-Dominion Bank	3.250%	6/11/21	21,675	22,104
	Toronto-Dominion Bank	3.500%	7/19/23	15,085	15,781
5	UBS AG	2.450%	12/1/20	21,355	21,395
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,634
5	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,475
4,5	UBS Group Funding Switzerland AG	2.859%	8/15/23	23,972	24,174
	US Bancorp	3.375%	2/5/24	3,275	3,423
	US Bank NA	3.450%	11/16/21	5,750	5,904
	Wells Fargo & Co.	3.750%	1/24/24	11,800	12,392
	Wells Fargo Bank NA	2.400%	1/15/20	38,900	38,920
	Wells Fargo Bank NA	2.600%	1/15/21	20,000	20,076
4	Wells Fargo Bank NA	3.325%	7/23/21	37,575	37,924
	Wells Fargo Bank NA	3.625%	10/22/21	19,400	19,931
	Wells Fargo Bank NA	3.550%	8/14/23	9,525	9,939
	Westpac Banking Corp.	2.600%	11/23/20	150	151
	Westpac Banking Corp.	2.000%	8/19/21	5,000	4,967
	Westpac Banking Corp.	2.750%	1/11/23	11,725	11,868
	Westpac Banking Corp.	3.300%	2/26/24	4,310	4,448

	Brokerage (0.0%)
	Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,033

	Insurance (0.4%)
5	AIG Global Funding	2.700%	12/15/21	2,570	2,586
5	Principal Life Global Funding II	2.204%	12/11/19	27,685	27,655

	Real Estate Investment Trusts (0.1%)
	Simon Property Group LP	4.375%	3/1/21	10,000	10,300
					1,408,273
Industrial (4.2%)
	Basic Industry (0.3%)
5	Air Liquide Finance SA	1.375%	9/27/19	6,805	6,788
	Airgas Inc.	2.375%	2/15/20	12,470	12,470
5	Chevron Phillips Chemical Co LLC /
	Chevron Phillips Chemical Co LP	2.450%	5/1/20	4,285	4,279
5	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.300%	5/1/23	3,413	3,489

	Capital Goods (0.7%)
	Caterpillar Financial Services Corp.	2.250%	12/1/19	15,025	15,012

	Caterpillar Financial Services Corp.	1.850%	9/4/20	20,000	19,928
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,850	4,864
	Caterpillar Financial Services Corp.	2.650%	5/17/21	12,865	12,976

	Communication (0.0%)
	America Movil SAB de CV	5.000%	3/30/20	2,433	2,479

	Consumer Cyclical (0.7%)
	American Honda Finance Corp.	3.000%	6/16/20	8,450	8,507
5	BMW US Capital LLC	3.250%	8/14/20	6,300	6,362
5	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	11,671	11,658
5	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	6,512	6,487
5	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,650	1,643
5	Nissan Motor Acceptance Corp.	2.150%	7/13/20	3,500	3,489
5	Nissan Motor Acceptance Corp.	2.150%	9/28/20	5,000	4,971
5	Nissan Motor Acceptance Corp.	3.650%	9/21/21	3,500	3,572
	Toyota Motor Corp.	3.183%	7/20/21	6,600	6,752

	Consumer Noncyclical (1.1%)
5	Bristol-Myers Squibb Co.	2.550%	5/14/21	15,210	15,315
5	Bristol-Myers Squibb Co.	2.600%	5/16/22	12,870	13,013
	Gilead Sciences Inc.	1.850%	9/20/19	4,000	3,996
	Gilead Sciences Inc.	2.350%	2/1/20	14,075	14,065
	GlaxoSmithKline Capital plc	2.875%	6/1/22	33,600	34,184
	SSM Health Care Corp.	3.688%	6/1/23	6,485	6,786

	Energy (0.5%)
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	12,522	12,690
	BP Capital Markets America Inc.	4.500%	10/1/20	7,940	8,154
	BP Capital Markets plc	2.521%	1/15/20	480	480
	BP Capital Markets plc	2.315%	2/13/20	14,647	14,650

	Other Industrial (0.2%)
5	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	12,480	12,416

	Technology (0.5%)
	International Business Machines Corp.	2.800%	5/13/21	18,700	18,916
	International Business Machines Corp.	2.850%	5/13/22	23,380	23,769

	Transportation (0.2%)
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	9,257	9,307
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	5,280	5,370
4	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,883	3,941
					332,778
Utilities (0.1%)
	Electric (0.1%)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,335
	Duke Energy Florida LLC	4.550%	4/1/20	200	203
	NSTAR Electric Co.	3.500%	9/15/21	830	850
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,297	1,317
					5,705
Total Corporate Bonds (Cost $1,725,004)					1,746,756
Sovereign Bonds (10.0%)
5	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,728

	Bermuda	4.138%	1/3/23	7,800	8,140
5	Bermuda	4.138%	1/3/23	7,000	7,287
5	BNG Bank NV	1.750%	10/30/19	35,000	34,945
5	CDP Financial Inc.	4.400%	11/25/19	12,903	13,007
5	CDP Financial Inc.	2.750%	3/7/22	32,500	33,191
5	CDP Financial Inc.	3.150%	7/24/24	1,750	1,835
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,852
	Corp. Andina de Fomento	2.200%	7/18/20	2,307	2,298
5	CPPIB Capital Inc.	1.250%	9/20/19	39,785	39,687
5	CPPIB Capital Inc.	2.750%	7/22/21	40,000	40,664
7	Development Bank of Japan Inc.	1.625%	9/25/19	10,000	9,984
5,8	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,972
5	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,377
5	Dexia Credit Local SA	3.250%	9/26/23	50,000	52,241
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,137
	Emirate of Abu Dhabi	3.125%	10/11/27	6,000	6,235
	Equinor ASA	3.150%	1/23/22	3,000	3,071
	Equinor ASA	2.650%	1/15/24	2,000	2,029
	Export-Import Bank of Korea	1.500%	10/21/19	19,500	19,458
	Export-Import Bank of Korea	2.250%	1/21/20	4,000	3,999
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,543
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,329
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,450
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	8,000	7,999
5	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,120
6	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	3.310%	11/8/20	4,500	4,514
	Inter-American Development Bank	2.125%	11/9/20	150	150
7	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,512
7	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,864
7	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,089
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	13,982
	Kingdom of Saudi Arabia	2.875%	3/4/23	7,600	7,691
	Kingdom of Sweden	1.500%	7/25/19	27,000	26,985
5	Kommunalbanken AS	1.500%	9/9/19	33,000	32,951
	Korea Development Bank	4.625%	11/16/21	2,315	2,433
	Korea Development Bank	3.000%	3/19/22	12,500	12,732
6	Korea Development Bank, 3M USD LIBOR
	+ 0.550%	2.986%	3/12/21	10,000	10,012
6	Korea Development Bank, 3M USD LIBOR
	+ 0.675%	3.094%	9/19/20	11,225	11,258
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,610
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,000	4,057
5	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,500	11,479
	Petronas Capital Ltd.	5.250%	8/12/19	38,617	38,737
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,000	1,001
	Province of Alberta	1.900%	12/6/19	20,000	19,971
5	Province of Alberta	1.750%	8/26/20	9,350	9,314
	Province of Manitoba	2.100%	9/6/22	1,400	1,405
	Province of Ontario	4.000%	10/7/19	2,575	2,587
	Province of Ontario	4.400%	4/14/20	19,500	19,839
	Province of Quebec	2.750%	8/25/21	6,350	6,447
	Republic of Chile	3.250%	9/14/21	650	665
	Republic of Lithuania	7.375%	2/11/20	40,260	41,482
	Republic of Lithuania	6.125%	3/9/21	17,510	18,597
	Republic of Lithuania	6.625%	2/1/22	20,500	22,662
	Republic of Poland	5.125%	4/21/21	1,350	1,419

	Republic of Poland	5.000%	3/23/22	20,630	22,151
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,562
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,756
	State of Israel	3.150%	6/30/23	2,000	2,073
	State of Kuwait	2.750%	3/20/22	9,727	9,866
	State of Qatar	3.875%	4/23/23	12,500	13,113
	State of Qatar	3.375%	3/14/24	14,800	15,299
5	Temasek Financial I Ltd.	4.300%	10/25/19	2,500	2,516
5	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,026
Total Sovereign Bonds (Cost $783,855)					794,385
				Shares
Temporary Cash Investments (3.9%)
Money Market Fund (3.5%)
9	Vanguard Market Liquidity Fund	2.499%		2,783,043	278,360

				Face
				Amount
				($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	32,235	32,199
Total Temporary Cash Investments (Cost $310,545)					310,559
Total Investments (99.6%) (Cost $7,814,246)					7,920,563
Other Assets and Liabilities-Net (0.4%)					31,688
Net Assets (100%)					7,952,251

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $7,427,000 have been segregated as initial margin for open centrally cleared swap contracts.
2 Securities with a value of $4,185,000 have been segregated as initial margin for open futures contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $2,265,291,000, representing 28.5% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by the Government of Japan.
8 Guaranteed by multiple countries.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September
	2019	8,330	1,792,447	11,202
30-Year U.S. Treasury Bond	September
	2019	70	10,892	323
				11,525

Short Futures Contracts
10-Year U.S. Treasury Note	September	(634)	(81,132)	(1,085)
	2019
5-Year U.S. Treasury Note	September	(483)	(57,069)	(278)
	2019
Ultra 10-Year U.S. Treasury Note	September	(156)	(21,548)	(171)
	2019
				(1,534)
				9,991

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
State of
Qatar	6/20/22	BOANA	2,720	(1.000)	(55)	(20)	—	(75)
State of
Qatar	6/20/22	CITNA	5,280	(1.000)	(108)	(37)	—	(145)
					(163)	(57)	—	(220)

1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.

Institutional Short-Term Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)
9/18/20	9/18/19[1]	87,542	3.000	(0.000)	996	58
9/20/21	9/18/19[1]	94,457	(1.750)	0.000	(76)	(109)
9/19/22	9/18/19[1]	151,892	(1.750)	0.000	(285)	(266)
9/18/23	9/18/19[1]	204,056	(1.750)	0.000	(382)	(510)
9/18/24	9/18/19[1]	113,884	(2.000)	0.000	(1,425)	(371)
9/18/26	9/18/19[1]	50,335	(3.000)	0.000	(3,873)	(235)
					(5,045)	(1,433)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on

Institutional Short-Term Bond Fund

an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

Institutional Short-Term Bond Fund

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Short-Term Bond Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,219,894	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,848,392	577
Corporate Bonds	—	1,746,756	—
Sovereign Bonds	—	794,385	—
Temporary Cash Investments	278,360	32,199	—
Futures Contracts—Assets[1]	308	—	—
Futures Contracts—Liabilities[1]	(688)	—	—
Swap Contracts—Assets	275[1]	—	—
Swap Contracts—Liabilities	(15)[1]	(220)	—
Total	278,240	7,641,406	577
1 Represents variation margin on the last day of the reporting period.